Defined benefit pension schemes	6 Months Ended
Jun. 30, 2018
Defined benefit pension schemes
Defined benefit pension schemes

C8     Defined benefit pension schemes

(a)    IAS 19 financial positions

The Group’s businesses operate a number of pension schemes. The largest defined benefit scheme is the principal UK scheme, namely the Prudential Staff Pension Scheme (PSPS). The Group also operates two smaller UK defined benefit schemes in respect of Scottish Amicable (SASPS) and M&G (M&GGPS). In addition, there are two small defined benefit schemes in Taiwan which have negligible deficits.

The Group asset/liability in respect of defined benefit pension schemes is as follows:

	2018 £m					2017 £m
	30 Jun					31 Dec
				Other					Other
	PSPS	SASPS	M&GGPS	schemes	Total	PSPS	SASPS	M&GGPS	schemes	Total
Underlying economic surplus (deficit)	891	(62)	143	(1)	971	721	(137)	109	(1)	692
Less: unrecognised surplus	(657)	—	—	—	(657)	(485)	—	—	—	(485)
Economic surplus (deficit) (including investment in Prudential insurance policies)	234	(62)	143	(1)	314	236	(137)	109	(1)	207

Attributable to:
PAC with-profits fund	164	(25)	—	—	139	165	(55)	—	—	110
Shareholder-backed operations	70	(37)	143	(1)	175	71	(82)	109	(1)	97

Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(214)	—	(214)	—	—	(151)	—	(151)
IAS 19 pension asset (liability) on the Group statement of financial position*	234	(62)	(71)	(1)	100	236	(137)	(42)	(1)	56

*   At 30 June 2018, the PSPS pension asset of £234 million (31 December 2017: £236 million) and the other schemes’ pension liabilities of £134 million (31 December 2017: £180 million) are included within ‘Other debtors’ and ‘Provisions’ respectively in the consolidated statement of financial position.

Triennial actuarial valuations

Defined benefit pension schemes in the UK are generally required to be subject to full actuarial valuations every three years in order to assess the appropriate level of funding for schemes in relation to their commitments. These valuations include assessments of the likely rate of return on the assets held within the separate trustee administered funds. The actuarial valuation differs from the IAS 19 accounting basis valuation in a number of respects, including the discount rate assumption where IAS 19 prescribes a rate based on high quality corporate bonds while a more ‘prudent’ assumption is used for the actuarial valuation.

The triennial valuation for the PSPS as at 5 April 2017 was completed in the first half of 2018 demonstrating that there is no change to the ongoing contributions which are kept at the minimum level required under the scheme rules.

For SASPS, the current funding arrangement agreed with the trustees based on the last completed triennial valuation as at 31 March 2017 is described in note C9 of the Group’s consolidated financial statements for the year ended 31 December 2017.

The triennial valuation for the M&GGPS as at 31 December 2017 is currently in progress.

(b)    Estimated pension scheme surpluses and deficits

The underlying pension position on an economic basis reflects the assets (including investments in Prudential policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes. The IAS 19 basis excludes the investments in Prudential policies. At 30 June 2018, M&GGPS held investments in Prudential insurance policies of £214 million (31 December 2017: £151 million).

Movements on the pension scheme deficit determined on the economic basis are as follows, with the effect of the application of IFRIC 14 being shown separately:

	Half year 2018 £m
			Actuarial
			gains
	Surplus	(Charge)	and losses		Surplus
	(deficit) in	credit to	in other		(deficit) in
	schemes at	income	comprehensive	Contributions	schemes at
	1 Jan 2018	statement	income	paid	30 Jun 2018
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	692	(15)	267	27	971
Less: amount attributable to PAC with-profits fund	(473)	4	(144)	(10)	(623)
Shareholders' share:
Gross of tax surplus (deficit)	219	(11)	123	17	348
Related tax	(42)	2	(24)	(3)	(67)
Net of shareholders' tax	177	(9)	99	14	281
Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(485)	(6)	(166)	—	(657)
Less: amount attributable to PAC with-profits fund	363	4	117	—	484
Shareholders' share:
Gross of tax	(122)	(2)	(49)	—	(173)
Related tax	23	—	10	—	33
Net of shareholders' tax	(99)	(2)	(39)	—	(140)
With the effect of IFRIC 14
Surplus (deficit)	207	(21)	101	27	314
Less: amount attributable to PAC with-profits fund	(110)	8	(27)	(10)	(139)
Shareholders' share:
Gross of tax surplus (deficit)	97	(13)	74	17	175
Related tax	(19)	2	(14)	(3)	(34)
Net of shareholders' tax	78	(11)	60	14	141